Commitments and contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating lease commitments
2014	$ 5,562,952
2015	5,232,128
2016	1,807,290
2017	705,076
2018 and thereafter	310,189
Total	13,617,635
Other commitments
2014	5,704,527
2015	5,704,527
2016	5,704,527
2017	5,704,527
2018 and thereafter	19,965,843
Total minimum lease payments	42,783,951
Less interest	(13,392,089)
Capital lease obligations	29,391,862
Less current maturities of capital lease obligations	(2,745,647)	0
Long-term capital lease obligations	26,646,215	0
Income Tax Contingency [Line Items]
Estimated amount for the contingency	4,500,000
Financial Guarantee [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantee	1,137,852,245	951,053,313
Payments to satisfy guarantee obligations	(359,551)	(273,987)	(41,793)
Construction Contracts for Real Estate and Land Use Rights [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Short-term commitment, Due within 1 year	$ 252,353,057